ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
Summmary of Accounts Receivable and Related Allowance for Doubtful Accounts

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Accounts receivable	140,049	553,157	89,153
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	140,049	553,157	89,153